Fair Value Measurement - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Securities available for sale	$ 303,628	$ 318,910
Amortized Cost [Member]
Financial assets:
Cash and due from banks	34,389	37,229
Interest-earning deposits	6,050	18,619
Securities available for sale	303,628	318,910
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,444
Loans receivable	539,264	543,632
Accrued interest receivable	4,576	5,233
Financial liabilities:
Deposits	731,308	762,997
Advances from borrowers for taxes and insurance	513	521
Advances from Federal Home Loan Bank	34,000	46,780
Repurchase agreements	57,358	52,759
Subordinated debentures	10,310	10,310
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap	390	750
Estimated Fair Value [Member]
Financial assets:
Cash and due from banks	34,389	37,229
Interest-earning deposits	6,050	18,619
Securities available for sale	303,628	318,910
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,444
Loans receivable	537,493	546,319
Accrued interest receivable	4,576	5,233
Financial liabilities:
Deposits	714,750	763,605
Advances from borrowers for taxes and insurance	513	521
Advances from Federal Home Loan Bank	34,217	51,010
Repurchase agreements	57,688	53,712
Subordinated debentures	10,099	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap	390	750
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and due from banks	34,389	37,229
Interest-earning deposits	6,050	18,619
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Securities available for sale	302,139	317,421
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,444
Accrued interest receivable	4,576	5,233
Financial liabilities:
Deposits	714,750	763,605
Advances from borrowers for taxes and insurance	513	521
Advances from Federal Home Loan Bank	34,217	51,010
Repurchase agreements	57,688	53,712
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap	390	750
Significant Unobservable Inputs (Level 3) [Member]
Financial assets:
Securities available for sale	1,489	1,489
Loans receivable	537,493	546,319
Financial liabilities:
Subordinated debentures	10,099	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	$ 0	$ 0